Property, Plant and Equipment (Non-Current) (Details) - Schedule of Property, Plant and Equipment (Non-Current) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment (Non-Current) (Details) - Schedule of Property, Plant and Equipment (Non-Current) [Line Items]
Opening net book amount
Additions	476,873
Depreciation charge	(33,221)
Closing net book amount	443,652
Cost	476,873
Accumulated depreciation and impairment	(33,221)
Net book amount	443,652
Furniture, fittings, and equipment [Member]
Property, Plant and Equipment (Non-Current) (Details) - Schedule of Property, Plant and Equipment (Non-Current) [Line Items]
Opening net book amount
Additions	476,873
Depreciation charge	(33,221)
Closing net book amount	443,652
Cost	476,873
Accumulated depreciation and impairment	(33,221)
Net book amount	$ 443,652